As filed with the SEC on April 7, 2022

Registration No. 333-103174

Registration No. 811-05258

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 22	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 25	☒

FIDELITY INVESTMENTS VARIABLE

LIFE ACCOUNT I

(Exact Name of Registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of Depositor)

900 Salem Street

Smithfield, Rhode Island 02917

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: 1-800-544-8888

GERALD W. PATTERSON

President

Fidelity Investments Life Insurance Company

900 Salem Street

Smithfield, Rhode Island 02917

(Name and Address of Agent for Service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)
☒ on April 30, 2022, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date), pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 20 (“Amendment No. 20”) to Registration Statement File No. 333-103174 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on January 12, 2022. Parts A, B and C were filed in Amendment No.  20 and are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Life Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and State of Rhode Island, on this 7th day of April, 2022.

FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
(Registrant)

By:	FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Gerald W. Patterson		Lance A. Warrick,
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 7th day of April, 2022.

Signature	Title
/s/ *		)
Gerald W. Patterson	President and Director	)

/s/ *		)
Miles Mei	Treasurer	)

/s/ *		)
William J. Johnson, Jr.	Director	)	By:	/s/ Lance A. Warrick
/s/ *		)		Lance A. Warrick (Attorney-in-Fact)*
Peter G. Johannsen	Director	)

/s/ *		)
Malcolm MacKay	Director	)

/s/ *		)
Kathleen A. Murphy	Director	)

/s/ *		)
Jane P. Jamieson	Director	)

/s/ *		)
Rodney R. Rohda	Director	)

/s/ *		)
Roger T. Servison	Director	)

/s/ *		)
Nancy D. Prior	Director	)

/s/ *		)
David J. Vargo	Director	)

/s/ *		)
Sriram Subramaniam	Director	)

/s/ *		)
Wendy E. John	Director	)